[GRAPHIC OMITTED]
                                      RISA
                             REINVEST SOUTH AFRICA



                                 THE RISA FUND

                                 ANNUAL REPORT
                               SEPTEMBER 30, 2000

THE RISA FUND
ANNUAL REPORT
SEPTEMBER 30, 2000

TABLE OF CONTENTS

Chairman's Letter                                                       1

RISA Fund Profile                                                       2
Average Annual Total Returns                                            2

Schedule of Investments                                                 3

Industry Diversification                                                4

Statement of Assets and Liabilities                                     5

Statement of Operations                                                 6

Statement of Changes in Net Assets                                      7

Financial Highlights                                                    8

Notes to Financial Statements                                           9

Report of Independent Accountants                                       13

Directors and Officers                                                  14

CHAIRMAN'S LETTER

October 2000

Dear Shareholders,

The RISA Fund outperformed its benchmark (and the competition) during its first year. Posting a one-year return of 4.30%, the Fund outperformed the South African market, which returned only 0.03% in the same period (adjusted to US $). This four percent advantage over the local market gives support to RISA's investment thesis that active management of "New South Africa Companies" will produce returns that are superior to investing in the 16 largest companies on the Johannesburg Stock Exchange ("JSE"), a strategy followed by many international investors.

Fund investments were somewhat more defensive during the six months ended September 30 that in the Fund's initial six months. This was precipitated by a declining market and severe under-performance by small and mid-cap stocks during the period. The result of this posture was the addition of large cap and resource shares and a gradual move away from an over weighting in technology. The defensive move helped the Fund post modest positive returns and avoid the significant negative returns associated with small cap shares in the South African market during 2000.

The South African market returned 51 percent (in $) in 1999 and has experienced a correction during much of 2000, losing 17.59% of its value (in $ through September 30). Resisting some of this correction, the RISA Fund has given back 12.29% of its value in the year-to-date through September 30. RISA has cushioned the correction by 5.30%. The correction has left the South African market with very attractive valuations. Currency weakness is helping to accelerate earnings growth particularly in commodity related sectors. This combination should power good returns in the South African market over the next twelve months.

Looking forward the South African economy is growing slowly but is projected to gain strength in 2001. Economic forecasts continue to project faster economic growth in the 2001 to 2003 period. Bolstered by increased competitiveness, South Africa is exporting more to Europe, the US and Asia. As the European recovery gathers momentum export growth should accelerate.

Likewise the Mbeki government is implementing economic reform in taxes and tariffs while investing in economic opportunity for South Africa's majority population. Job creation will soon replace job loss as the economy overcomes the impact of corporate restructuring. These changes will continue to help South Africa attract needed foreign direct investment.

Economic growth and the continuing emergence of a black middle class provide the foundation for a positive outlook for South African equity prices. The RISA Fund will continue to invest in growth companies offering good value, thereby participating in the renaissance of the "New" South Africa.

Sincerely,

Oliver St. Clair Franklin
Chairman of the Board

RISA FUND PROFILE

The RISA Fund, an open-ended mutual fund, provides the opportunity to Reinvest in South Africa (RISA) by participating in dynamic small and mid-cap companies listed on the Johannesburg Stock Exchange (JSE). RISA selects its investments from the universe of "New South Africa Companies"; companies that compare well to standards reflecting commitment to economic empowerment of majority South Africans. The criteria include encompassing diverse stakeholders, transparent governance, worker training programs, environmental responsibility, quality workplace conditions and the creation of jobs in all business operations. Annual growth rates of RISA portfolio companies will most often be 20 percent or more.

The RISA portfolio represents the most dynamic business sectors in South Africa, which is considered to be among the most attractive of today's emerging markets. The Fund has been established in conjunction with African Harvest Asset Managers
(AHAM), a financial services company with offices in the Newlands surburb of Cape Town. AHAM serves as sub-adviser to the Fund. RISA believes that having a partner on the ground gives the Fund a distinct competitive advantage. Denzil Newman, chief investment officer and fund manager for African Harvest, is portfolio manager.

AVERAGE ANNUAL TOTAL RETURNS 1               PERIODS ENDING 9/30/00

                                           Inception 10/1/99 to 9/30/00

   Shares at NAV 2                                    4.30%
   Shares with Redemption Fee 3                       2.20
   Johannesburg All-Share Index 5                     0.03

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV (Net Asset Value) total returns do not include the effect of any sales charge.

3 A redemption Fee of 2% is applied to shares redeemed within 2 years of purchase.

4 This chart illustrates returns calculated with the Redemption Fee for the shares since inception.

5 The Johannesburg ("JSE") All-Share Index is a capitalization-weighted index of all domestic stocks traded on the Johannesburg Stock Exchange. The index's performance does not reflect sales charges.

   All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   GROWTH OF $10,000                                        YEAR ENDED 9/30/00

              THE RISA FUND 4                                  $10,220
              JSE A11-SHARE INDEX RETURN 5                     $10,003



   This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/1/99 (inception of the Fund). Performance assumes dividends and capital gains are reinvested.

--------------------------------------------------------------------------------
                                  THE RISA FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                                     Shares             Value
                                                     ------             -----
 FOREIGN COMMON STOCKS --82.6%
 SOUTH AFRICA - 82.6%
       Adcorp Holdings Ltd.                            8,000       $    20,717
       African Life Assurance Company Ltd.             5,129            13,993
       Alexander Forbes Ltd.                          28,580            65,701
       Capital Alliance Holdings Ltd.                 31,327            47,287
       DataTec Ltd.**                                  2,500            19,042
       De Beers Centenary Linked Units                 1,200            33,336
       Dimension Data Holdings PLC**                   6,000            55,671
       Gray Security Services Ltd.                    95,000            30,259
       Greenwich Group Ltd.**                         31,400             3,479
       Hosken Consolidated Investments Ltd.**         60,000            56,917
       Impala Platinum Holdings Ltd.                   1,500            65,017
       LA Group Ltd.**                                23,449             4,222
       Metropolitan Life Ltd.                         30,000            35,189
       MoneyWeb Holdings Ltd.**                      200,000            13,018
       Net 1 Applied Technology Holdings Ltd.**      125,000            53,662
       Old Mutual PLC                                 22,000            52,707
       Pepkor Ltd.                                    12,500            48,123
       Primedia Ltd.**                                35,000            27,434
       Real Africa Holdings Ltd.**                    37,500            20,773
       Sappi Ltd.                                      4,000            29,636
       Tempora Investments Ltd.                       10,000            42,930
       Woolworths Holdings Ltd.                      100,000            46,392
                                                                   -----------
       TOTAL FOREIGN STOCKS (COST $869,616)                            785,505
                                                                   -----------
 SHORT TERM INVESTMENTS --- 10.2%
       RBB Sanson Street Money Market Fund            50,434            50,434
       Provident Temp Cash Dollar Fund                46,079            46,079
                                                                   -----------
       TOTAL SHORT TERM INVESTMENTS (COST $96,513)                      96,513
                                                                   -----------

 TOTAL INVESTMENTS - 92.8% (COST $966,129*)                        $   882,018
 Other Assets in excess of Liabilities - 7.2%                           69,005
                                                                   -----------

 NET ASSETS -100%                                                  $   951,023
                                                                   ===========


* Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $24,557 and gross depreciation of $108,871 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $966,332.

** Non-income producing security.

                        See Notes to Financial Statements

--------------------------------------------------------------------------------
                                  The RISA FUND

                            INDUSTRY DIVERSIFICATION

                 AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS

                               SEPTEMBER 30, 2000

                                   (UNAUDITED)
--------------------------------------------------------------------------------

 Education and Staffing         2.6%     Mining Resources - Platinum     8.3%
 Financial Services            11.4%     Media                           5.2%
 Information Technology        16.3%     Paper                           3.8%
 Investment Trusts              5.5%     Private Equity Funds            7.2%
 Life Assurance                19.0%     Retail                         12.6%
 Mining Resources - Diamonds    4.2%     Services                        3.9%
                                                                      -------
                                                    TOTAL              100.0%
                                                                      =======

--------------------------------------------------------------------------------
                                  THE RISA FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS
  Investments, at market value (Cost $966,129)                              $  882,018
  Receivables:
      Receivable from advisor                                                  116,963
      Dividends and interest                                                     6,029
  Prepaid expense                                                                   13
                                                                            ----------
      Total Assets                                                           1,005,023
                                                                            ----------

LIABILITIES
  Payables
      Audit fee                                                                 22,147
      Accounting fee                                                            14,251
      Printing fee                                                               5,027
      Transfer agent fee                                                         3,589
      Registration fee                                                           2,726
      Legal fee                                                                  2,530
      Custodian fee                                                                836
      Distribution fee                                                             596
  Accrued expenses                                                               2,298
                                                                            ----------
      Total Liabilities                                                         54,000
                                                                            ----------
NET ASSETS                                                                  $  951,023
                                                                            ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest                          $1,015,882
  Undistributed net investment income                                           33,416
  Accumulated net realized loss                                                (14,032)
  Net unrealized depreciation                                                  (84,243)
                                                                            ----------
NET ASSETS                                                                  $  951,023
                                                                            ==========
Shares of beneficial interest outstanding, $0.001 par value, unlimited
  authorization                                                                 91,217

Net asset value and offering price per share                                    $10.43

                        See Notes to Financial Statements

--------------------------------------------------------------------------------
                                  THE RISA FUND

                             STATEMENT OF OPERATIONS

               FOR THE PERIOD FROM THE COMMENCEMENT OF OPERATIONS
                   OCTOBER 1, 1999 THROUGH SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividends                                                                              $  15,142
      Interest                                                                                  13,177
                                                                                             ---------
       Total investment income                                                                  28,319
                                                                                             ---------
EXPENSES
      Investment advisory fee                                                                   10,141
      Distribution fee                                                                           2,028
      Accounting                                                                               114,000
      Amortization of deferred offering expenses                                                39,970
      Transfer agent                                                                            31,191
      Audit                                                                                     22,147
      Insurance                                                                                 19,312
      Legal                                                                                     10,887
      Trustees                                                                                  10,000
      Registration                                                                               6,018
      Custodian                                                                                  5,403
      Printing                                                                                   5,027
      Distributor                                                                                4,000
      Miscellaneous                                                                              5,313
                                                                                             ---------
       Total expenses                                                                          285,437
       Less expenses reimbursed by the advisor                                                (161,970)
       Fee waivers                                                                            (107,241)
                                                                                             ---------
       Net expenses                                                                             16,226
                                                                                             ---------
NET INVESTMENT INCOME                                                                           12,093
                                                                                             ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on securities                                                             (14,032)
   Net realized loss on foreign currency transactions                                          (18,647)
   Net change in unrealized appreciation(depreciation) on investments                          (84,111)
   Net change in unrealized appreciation(depreciation) on foreign currency transactions           (132)
                                                                                             ---------
NET LOSS ON INVESTMENTS                                                                       (116,922)
                                                                                             ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $(104,829)
                                                                                             =========

                                  See Notes to Financial Statements

--------------------------------------------------------------------------------
                                  THE RISA FUND

                          STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                      From Inception
 FROM OPERATIONS                                                                   10/1/99 to 9/30/00
                                                                                   ------------------
        Net investment income                                                          $   12,093
        Net realized gain (loss)                                                          (32,679)
        Net change in unrealized appreciation (depreciation)                              (84,243)
                                                                                       ----------
          DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               (104,829)
                                                                                       ----------
 FROM SHARE TRANSACTIONS
        Proceeds from sales of shares                                                   1,152,500
        Reinvestment of distributions                                                          -
        Cost of shares repurchased *                                                     (196,648)
                                                                                       ----------
          INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                  955,852
                                                                                       ----------
          INCREASE IN NET ASSETS                                                          851,023
                                                                                       ----------
 NET ASSETS
        Beginning of period                                                               100,000
                                                                                       ----------
        End of period (including undistributed investment income of $33,416)           $  951,023
                                                                                       ==========

 CAPITAL SHARE TRANSACTIONS ARE AS FOLLOWS:
        Shares purchased                                                                  100,346
        Shares reinvested                                                                      -
        Shares redeemed                                                                   (19,129)
                                                                                        ---------
          NET INCREASE                                                                     81,217
                                                                                        =========

       * Redemption fee of $4,013 included.

                        See Notes to Financial Statements

--------------------------------------------------------------------------------
                                  THE RISA FUND
                              FINANCIAL HIGHLIGHTS
               FOR THE PERIOD FROM THE COMMENCEMENT OF OPERATIONS
                   OCTOBER 1, 1999 THROUGH SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

         The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

         Net Asset value, beginning of period                       $      10.00
                                                                    ------------
         INCOME FROM INVESTMENT OPERATIONS
         Net investment income (loss)                                       0.17 (2)
         Net realized and unrealized gain (loss)                            0.26
                                                                    ------------
                           TOTAL FROM INVESTMENT OPERATIONS                 0.43
                                                                    ------------
         Net Asset value, end of period                             $      10.43
                                                                    ============

         Total Return (1)                                                   4.30%

         RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period (in 000's)                       $        951
         RATIO TO AVERAGE NET ASSETS OF:
         Operating expenses (3)                                             2.00%
         Net investment income                                              1.49%
         Portfolio turnover                                               202.89%

 (1)     Exclusive of redemption fees.
 (2)     Computed using average shares outstanding.
 (3) If the investment adviser and PFPC Inc. had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 35.18% for the period.

                       See Notes to Financial Statements

THE RISA FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000

NOTE 1 - ORGANIZATION
The Harvest Funds, organized as a Delaware business trust on December 30, 1998, is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Harvest Funds currently consists of one investment portfolio: The RISA Fund (the "Fund") which offers one class of shares. The shares are sold with a redemption fee of 2% if redeemed within two years of purchase. The Fund's investment objective is to seek maximum total return by investing in securities of issuers located in the Republic of South Africa. On July 8, 1999, the Fund sold 10,000 shares of beneficial interest (valued at $100,000) to RISA Investment Advisers, LLC, the Fund's investment adviser (the "Adviser"). The Fund commenced operations on October 1, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses. Actual results could differ from those estimates.

SECURITY VALUATION - Securities for which representative market quotations are available are valued at the closing prices reported on the security's principal exchange. If no sales are reported, the security will be valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available (of which there were none at September 30, 2000) are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees. Short-term investments having a remaining maturity of 60 days or less when purchased are valued at amortized cost (which approximates market value).

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments  are  determined on the identified  cost basis for both financial
reporting  and  income  tax  purposes.   Dividend  income  is  recorded  on  the
ex-dividend date and interest income is recorded on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Substantially all of the Fund's net investment income and net realized capital gains, if any, will be distributed on an annual basis.

FEDERAL INCOME TAXES - It is the intention of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders; therefore, no provision for federal income or excise tax is required.

THE RISA FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (CONTINUED)

ORGANIZATION AND OFFERING EXPENSES - Organization costs of $34,651 incurred by the Fund were assumed by the Adviser with no requirement for the Fund to reimburse the Adviser. Offering costs of $39,970 were incurred by the Fund in connection with the registration and initial public offering of shares of the Fund. The offering costs were completely amortized by the Fund over the 12 month period of benefit.

FOREIGN CURRENCY TRANSLATION - Foreign investments, other assets and liabilities are translated into U.S. dollar values based on the foreign currency exchange rate on each day the Fund is valued. The cost of investments is translated into U.S. dollar values based on the foreign currency exchange rate on the trade date. The gain or loss resulting from a change in foreign currency exchange rates between the trade and settlement dates of investment transactions is treated as gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in foreign currency exchange rates between the date income is accrued and received is treated as a gain or loss on foreign currency. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets (other than investments) and liabilities which are denominated in foreign currency as a result of changes in exchange rates. The Fund does not separate that portion of the results of operations arising from changes in foreign currency exchange rates and that portion arising from changes in market prices of investments held.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to the investment advisory agreement between the Fund and the Adviser, the Adviser will manage the Fund's business and investment affairs. As compensation for its services, the Adviser will receive from the Fund an advisory fee, computed daily and paid monthly, equal to an annualized rate of 1.25% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fees and, if necessary, reimburse expenses of the Fund for the period October 1, 1999 to September 30, 2001, to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 2.00% of the average daily net assets of the Fund. The Adviser will supervise the activities of the Fund's Sub-Adviser, African Harvest Asset Managers Ltd., an affiliate of the Adviser. The Sub-Adviser will manage the Fund's investments, for which it will receive from the Adviser a monthly fee equal to an annualized rate of 0.55% of the Fund's average daily net assets. During the period October 1, 1999 (commencement of operations) to September 30, 2000, gross advisory fees amounted to $10,141 which fees were waived in their entirety. In addition, expenses in excess of the 2.00% expense limitation to be reimbursed by the Adviser amounted to $161,970.

BOE Securities, Inc. ("BOE"), a registered broker-dealer, serves as the Distributor of the Fund's shares. Pursuant to a Distribution Agreement between BOE, the Fund and the Adviser, BOE agrees to assist in securing purchasers for shares of the Fund. In return for such services BOE receives the 12b-1 fees paid by the Fund (which is accrued daily and paid quarterly at an annual rate of .25% of the Fund's average daily net assets). In addition, for the period October 1, 1999 to May 31, 2000, BOE received a monthly fee of $1,000 plus reimbursement of out-of-pocket expenses from the Adviser. Beginning June 1, 2000,

THE RISA FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (CONTINUED)

BOE receives a monthly fee of $1,000 plus reimbursement of out-of-pocket expenses from the Fund.

PFPC Inc., a wholly-owned subsidiary of the PNC Financial Services Group, serves as the Fund's administrative and accounting agent. As compensation for these services, PFPC Inc. receives a fee computed daily and paid monthly, at an annual rate of .135% of the Fund's average daily net assets, or a minimum fee of $114,000, whichever is greater. For the first two years PFPC Inc. has agreed to waive a portion of its minimum fee. For the period October 1, 1999 (commencement of operations) through September 30, 2000, $74,100 of these fees have been waived.

PFPC Trust Company acts as the Fund's Custodian. As compensation for its services, PFPC Trust Company receives a fee based on the Fund's average daily gross assets.

PFPC Inc. also acts as the Fund's transfer agent and dividend disbursing agent. PFPC Inc. receives a minimum monthly fee, transaction charges and out of pocket expenses. For the period October 1, 1999 (commencement of operations) through September 30, 2000, $23,000 of these fees have been waived.

Certain officers of the Adviser are officers and trustees of the Fund. Such officers/trustees receive no compensation from the Fund. Trustees who are not affiliated with the Adviser receive a quarterly fee of $1,000.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS
For the period October 1, 1999 (commencement of operations) to September 30, 2000, the purchases and sales of investments, excluding repurchase agreements amounted to $1,990,375 and $1,106,727, respectively. There were no purchases or sales of long-term U.S. Government Securities.

NOTE 5 - INTERNATIONAL INVESTING
The Fund's investments in South African securities may entail risks due to the potential for political and economic instability in South Africa. In addition, foreign currency exchange rate fluctuations could affect the value of investments held. These risks are generally intensified in emerging markets such as South Africa whose economy is less diversified and mature, and whose securities are less liquid and more volatile.

NOTE 6 - CAPITAL LOSS CARRYOVER
The Fund has a capital loss carryover of $13,829 expiring in 2008 which may be used to offset future capital gains.

THE RISA FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (CONTINUED)

NOTE 7 - RECLASSIFICATION OF CAPITAL ACCOUNTS
In accordance with the Fund's adoption of Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies." The Fund has decreased capital paid in on shares of beneficial interest by $39,970, increased undistributed net investment income by $21,323 and increased accumulated net realized loss by $18,647.

NOTE 8 - OTHER
As of September 30, 2000, the Fund had one shareholder who individually owned more than 10% of shares outstanding which represents 22.5% of total net assets.

NOTE 9 - SUBSEQUENT EVENT
Due to the relatively small size of the Fund and the related costs of operating a small Fund, the Board of Directors is considering opportunities to merge the Fund with another investment company. Fund management is negotiating acquisition terms with a potential acquirer. If the Fund is unable to combine with another investment company, the Board of Directors may consider liquidation of the Fund's assets and liabilities.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
Of The RISA Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The RISA Fund (the "Fund") at September 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 22, 2000

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

DIRECTORS & OFFICERS
--------------------
Oliver St. Clair Franklin
President

O. Sam Folin
Managing Director

Dr. Emma Chappell
Independent Trustee

Carolyn B. Lewis
Independent Trustee

James L. McDonald
Independent Trustee

INVESTMENT ADVISER
RISA INVESTMENT  ADVISERS,  LLC
225 South 15th Street,  Suite 930
Philadelphia, PA 19102

SUB-INVESTMENT ADVISER
AFRICAN HARVEST ASSET MANAGERS (PROPRIETARY) LIMITED
African Harvest House, Second Floor
Boundary Terrace
#1 Mariendahl Lane
Newlands, 7700, South Africa

DISTRIBUTOR
BOE SECURITIES, INC.
225 South 15th Street, Suite 928
Philadelphia, PA 19102

SHAREHOLDER SERVICES
PFPC INC.
400 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
PEPPER HAMILTON LLP
3000 Two Logan Square
18th & Arch Streets
Philadelphia, PA 19103-2799

INDEPENDENT  ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

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